Computer Software, net (Tables)	12 Months Ended
Dec. 31, 2015
Amortization Expense Related to Computer Software

Amortization expense includes amounts for computer software acquired under capital lease. The Company had the following amortization expense related to computer software for the years ended December 31, 2015, 2014 and 2013:

(in thousands)	2015	2014	2013
Amortization expense related to:
Licensed computer software	$41,823	36,775	33,511
Software development costs	22,740	25,248	21,430
Acquisition technology intangibles	16,734	19,683	15,855

Contract Acquisition Costs
Amortization Expense Related to Computer Software

Amortization expense related to contract acquisition cost for the years ended December 31, 2015, 2014 and 2013 are as follows:

(in thousands)	2015	2014	2013
Amortization expense related to:
Conversion costs	$27,392	17,816	19,515
Payments for processing rights	17,039	16,209	13,099